Discontinued operations and assets held for sale - Discontinued operations (Details) € / shares in Units, ₨ / shares in Units, € in Millions, $ in Millions, ₨ in Billions			12 Months Ended
	May 14, 2018 EUR (€)	Mar. 20, 2017	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€) € / shares	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€) € / shares	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€) € / shares	Mar. 31, 2019 ₨ / shares	Mar. 31, 2019 EUR (€) ₨ / €	May 14, 2018 ₨ / shares	Mar. 31, 2018 INR (₨) ₨ / € ₨ / shares	Mar. 31, 2018 EUR (€) ₨ / €	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 EUR (€)	Mar. 31, 2015 EUR (€)
Income statement and segment analysis of discontinued operations
Income tax credit/(expense)					€ 617		€ 973		€ 514
Attributable to owners of the parent				$ (1,969)	€ (1,969)	$ (4,107)	€ (4,107)	$ 5	€ 5
(Loss)/earnings per share from discontinued operations
Basic | € / shares					€ (0.0709)		€ (0.1468)		€ 0.0002
Diluted | € / shares					€ (0.0706)		€ (0.1468)		€ 0.0002
Total comprehensive (expense)/income for the financial year from discontinued operations
(Loss)/profit for the financial year from discontinued operations				$ (1,969)	€ (1,969)	$ (4,107)	€ (4,107)	$ 5	€ 5
Fair value at equity level									85,136					€ 68,607		€ 73,719	€ 93,708
Foreign exchange loss					€ 181		533		299
Verizon Wireless
Total comprehensive (expense)/income for the financial year from discontinued operations
Ownership interest (as a percentage)				45.00%	45.00%
Vodafone India Discontinued Operations [Member]
Discontinued operations and assets held for sale
Proportion of stake (as a percentage)		42.00%
Income statement and segment analysis of discontinued operations
Revenue					€ 4,648		5,827		6,120
Cost of sales					(2,995)		(4,504)		(4,799)
Gross profit					1,653		1,323		1,321
Selling and distribution expenses					(237)		(276)		(264)
Administrative expenses					(533)		(703)		(634)
Impairment losses							(4,515)
Other income and expense					416
Operating profit/(loss)					1,299		(4,171)		423
Financing costs					(715)		(909)		(932)
Profit/(loss) before taxation					584		(5,080)		(509)
Income tax credit/(expense)					(308)		973		514
Profit/(loss) after tax of discontinued operations					276		(4,107)		5
Pre-tax loss on the re-measurement of disposal group					(3,170)
Income tax credit					925
After tax loss on the re-measurement of disposal group					(2,245)
Attributable to owners of the parent					€ (1,969)		€ (4,107)		€ 5
(Loss)/earnings per share from discontinued operations
Basic | € / shares					€ (7.09)		€ (14.68)		€ 0.02
Diluted | € / shares					€ (7.06)		€ (14.68)		€ 0.02
Total comprehensive (expense)/income for the financial year from discontinued operations
(Loss)/profit for the financial year from discontinued operations					€ (1,969)		€ (4,107)		€ 5
Non-cash charges before tax					3,170		4,515
Non-cash charges net of tax					2,245		€ 3,675
Fair value per share | ₨ / shares												₨ 51.75	₨ 75.9
Fair value at equity level													₨ 223	€ 2,800	₨ 370	€ 5,300
Increased fair value per share | ₨ / shares										₨ 85.9			₨ 75.9
Decreased fair value per share | ₨ / shares										₨ 65.9
Gain on increase in fair value per share											€ 500
Loss on decrease in fair value per share			€ 200
Foreign exchange rate | ₨ / €													80.48	80.48
Foreign exchange loss	€ 1,200				€ 1,900
Vodafone India Discontinued Operations [Member] | Maximum
Total comprehensive (expense)/income for the financial year from discontinued operations
Foreign exchange rate | ₨ / €											85.5
Foreign exchange loss			2,100
Vodafone India Discontinued Operations [Member] | Minimum
Total comprehensive (expense)/income for the financial year from discontinued operations
Foreign exchange rate | ₨ / €											75.5
Foreign exchange loss			€ 1,800